Schedule of Amounts Recognized on Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Retirement Plans [Line Items]
Current pension and postretirement benefits	$ (56)	$ (2,871)
Noncurrent pension, postretirement and postemployment benefits	(52,011)	(156,469)
Net amount recognized at end of year	(52,067)	(159,340)
Postretirement Benefit
Retirement Plans [Line Items]
Current pension and postretirement benefits	(1,970)	(3,980)
Noncurrent pension, postretirement and postemployment benefits	(25,382)	(25,115)
Net amount recognized at end of year	$ (27,352)	$ (29,095)